INCOME TAXES	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Income Taxes
INCOME TAXES

NOTE 10 — INCOME TAXES

A valuation allowance is required when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Quarterly, management reassesses the need for a valuation allowance.  Realization of deferred income tax assets is dependent upon taxable income in prior carryback years, estimates of future taxable income, tax planning strategies and reversals of existing taxable temporary differences.  In determining the need for a valuation allowance, we reviewed all available evidence pursuant to the requirements of FASB ASC 740. Pursuant to ASC 740, we excluded the deferred income tax liabilities associated with identified indefinite long lived intangible assets as a source of income. For the first quarter of fiscal 2015, based upon our assessment of all available evidence, we have concluded that it is more likely than not that the net deferred tax assets, as of November 30, 2014, with the exception of certain deferred taxes associated with separate filing states for Hudson, will not be realized. For the first quarter of fiscal 2015, the valuation allowance associated with deferred taxes as of November 30, 2014, increased by $14,481,000.  Based on our prior assessment for fiscal 2014, 2013, and 2012, we had determined that the deferred tax assets were more likely than not to be realized with the exception of a valuation allowance of $640,000, $342,000 and $0, respectively, that was recorded against a state net operating loss deferred tax asset. We considered all available evidence, both positive and negative, in our assessment of the valuation allowance needed as of February 28, 2015. Due to a review of operating performance for the quarter and a change in business strategy, which included the disposal of certain assets that have a fair value in excess of tax basis, we increased our valuation allowance by $14,481,000 as of February 28, 2015. In calculating the amount of deferred tax assets subject to a valuation allowance, we have excluded the deferred tax liabilities associated with our trademarks from that amount.  These intangible assets have an indefinite life and therefore, we cannot expect that the associated deferred tax liabilities will reverse over the same periods as our other net deferred tax assets. For the third quarter of fiscal 2015, based on our reassessment of the realizability of deferred taxes, due to the September 11, 2015 asset sale described in Note 2, the valuation allowance established during the first quarter is reduced by $6,528,000.  We determined that the net deferred taxes associated with that valuation allowance reduction (excluding the deferred tax liabilities for trademarks) were realized as part of the asset sale.  The tax benefit for the three months ended August 31, 2015 consisted of the discrete reduction of $6,528,000 to our valuation allowance established during the first quarter of fiscal 2015 and the recording of the tax benefit for the operating losses for the nine months ended August 31, 2015 for which no tax benefit was previously taken.

12. Income Taxes

        The provision (benefit) for income taxes is as follows:

	Year ended
	2014	2013	2012
	(in thousands)
Current:
Federal	$(1,427)	$(2,387)	$(5,258)
State	199	(896)	(324)

	(1,228)	(3,283)	(5,582)

Deferred:
Federal	(3,655)	(78)	3,772
State	(176)	227	(202)

	(3,831)	149	3,570

Total	$(5,059)	$(3,134)	$(2,012)

        Net deferred tax assets and liabilities result from the following temporary differences between the book and tax basis of assets and liabilities:

	Year ended
	2014	2013
	(in thousands)
Current:
Deferred tax assets:
Allowance for customer credits and doubtful accounts	$2,427	$1,251
Inventory valuation	2,097	879
Tax credits	—	5
Inventory capitalization	1,527	1,004
State tax deduction	73	163
Inventory purchase price adjustment	—	135
Accrued vacation	201	84
Other	—	38
Valuation Allowance	(189)	—

Total current deferred tax assets	6,136	3,559

Current deferred tax liabilities:
Inventory revaluation	—	(386)
Prepaid expenses	(71)	(59)

Total current deferred taxes liabilities	(71)	(445)

Net current deferred tax assets	$6,065	$3,114

Noncurrent:
Deferred tax assets:
Benefit of net operating loss carryforwards	$8,483	$8,584
Stock compensation expense	263	198
Deferred rent	1,139	965
Interest expense	—	1,442
Tax credits	70	—
State tax deduction	69
Other	59	65
Valuation allowance	(451)	(342)

Net noncurrent deferred tax assets	9,632	10,912

Deferred tax liabilities:
Property and equipment basis difference	(117)	(755)
Amortizable intangible assets	(2,365)	(3,026)
Debt discount	(3,005)	—
Long lived intangible asset	(21,910)	(23,333)

Total noncurrent deferred tax liabilities	(27,397)	(27,114)

Net noncurrent deferred tax liability	$(17,765)	$(16,202)

        A valuation allowance is required when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Annually, management reassesses the need for a valuation allowance. Realization of deferred income tax assets is dependent upon taxable income in prior carryback years, estimates of future taxable income, tax planning strategies and reversals of existing taxable temporary differences. Based on our assessment of these items for fiscal 2014, 2013 and 2012, we determined that the deferred tax assets were more likely than not to be realized with the exception of a valuation allowance of $640,000, $342,000 and $0, respectively, that was recorded against a state net operating loss deferred tax asset of $210,000. We considered all available evidence, both positive and negative, in our assessment of the valuation allowance needed as of November 30, 2014. We concluded that the valuation allowance of $640,000 as of November 30, 2014 is sufficient based on our available tax planning strategies, which include certain of our assets that have a fair value in excess of tax basis. The valuation allowance recorded during 2013 was associated with net operating losses that expired during 2014. The increases to the valuation allowance that were recognized as part of tax expense in 2014 and 2013 were $508,000 and $342,000, respectively.

        The reconciliation of the effective income tax rate from continuing operations to the federal statutory rate for the years ended is as follows:

	Year ended
	2014	2013	2012
Computed tax provision at the statutory rate	34.0%	34.0%	34.0%
State income tax	—	4.2%	10.1%
Contingent consideration payments	—	—	—
Transaction costs	0.6%	(9.4)%	—
Acquisition basis difference	(0.8)%	(0.4)%	—
Effect of uncertain tax positions	(0.1)%	(0.1)%	—
Sec 162 (m) limitation	—	—	—
Prior year adjustment	—	—	—
Goodwill impairment	(19.0)%	—	—
Other adjustments	0.4%	1.4%	(0.8)%

Effective tax rate	15.1%	29.7%	43.3%

        We are subject to United States federal income tax as well as income tax in multiple state jurisdictions. To the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount. We are no longer subject to United States federal and California income tax examinations by tax authorities for years prior to fiscal 2010. We are currently not being examined by any tax authorities.

        We had net operating loss carryforwards of $25,067,000 at the end of fiscal 2014 for federal tax purposes that will expire from fiscal 2019 through fiscal 2034. We also had $19,874,000 of net operating loss carryforwards available for California that will expire from fiscal 2015 through fiscal 2034.

        Certain limitations may be placed on net operating loss carryforwards as a result of "changes in control" as defined in Section 382 of the Internal Revenue Code. In the event a change in control occurs, it will have the effect of limiting the annual usage of the carryforwards in future years. Additional changes in control in future periods could result in further limitations of our ability to offset taxable income. Management believes that certain changes in control have occurred which resulted in limitations on its net operating loss carryforwards, however, management has determined that these limitations will not impact the ultimate utilization of the net operating loss carryforwards.

        As of November 30, 2014 and 2013, we provided a liability of $400,000 and $388,000, respectively, for unrecognized tax benefits related to various federal and state income tax matters. Included in the balance sheet at November 30, 2014 is $339,000, net of tax related benefits that impact the effective income tax rate if recognized. The following presents a roll forward of its unrecognized tax benefits (in thousands):

Balance at November 30, 2012	$80
Increase related to acquisition	308

Balance at November 30, 2013	388
Increase for tax positions during prior period	20
Increase for tax positions during current period	(8)

Balance at November 30, 2014	$400

        We recognized interest and penalties related to unrecognized tax benefits of $28,000 and $6,000 in the provision for income taxes in our statements of comprehensive (loss) income for fiscal 2014 and 2013, respectively. For fiscal 2014 and 2013, we had approximately $36,000 and $19,000, respectively, of interest accrued as of November 30, 2014 and 2013, respectively. For the payment of any penalty, we accrued $62,000 and $51,000 as of November 30, 2014 and 2013, respectively. The penalty accrual at November 30, 2014 was related to the acquisition and local income taxes. We expect $64,000 of unrecognized tax benefits to reverse in fiscal 2015 due to the expiration of the applicable statute of limitations.